Severance and Other Exit Costs - Summary of Severance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Severance costs incurred	$ 1,992	$ 3,368	$ 15,810
Cost of revenue
Restructuring Cost and Reserve [Line Items]
Severance costs incurred	1,424	1,385	4,100
Sales and marketing
Restructuring Cost and Reserve [Line Items]
Severance costs incurred	239	110	3,586
Engineering and development
Restructuring Cost and Reserve [Line Items]
Severance costs incurred	445	348	1,469
General and administrative
Restructuring Cost and Reserve [Line Items]
Severance costs incurred	$ (116)	$ 1,525	$ 6,655